CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 13,212	$ 8,172
Restricted cash	463	141
Marketable securities (Note I)	600	696
Notes and accounts receivable-trade (net of allowances of $351 in 2020 and $299 in 2019)	7,132	7,870
Short-term financing receivables (net of allowances of $218 in 2020 and $188 in 2019) (Note K)	10,892	14,192
Other accounts receivable (net of allowances of $28 in 2020 and $33 in 2019)	714	1,733
Inventory (Note J)	1,839	1,619
Deferred costs (Note C)	2,107	1,896
Prepaid expenses and other current assets	2,206	2,101
Total current assets	39,165	38,420
Property, plant and equipment (Note L)	33,176	32,028
Less: Accumulated depreciation (Note L)	23,136	22,018
Property, plant and equipment - net (Note L)	10,040	10,010
Operating right-of-use assets-net (Note M)	4,686	4,996
Long-term financing receivables (net of allowances of $45 in 2020 and $33 in 2019) (Note K)	7,086	8,712
Prepaid pension assets (Note V)	7,610	6,865
Deferred costs (Note C)	2,449	2,472
Deferred taxes (Note G)	9,241	5,182
Goodwill (Note N)	59,617	58,222
Intangible assets-net (Note N)	13,796	15,235
Investments and sundry assets (Note O)	2,282	2,074
Total assets	155,971	152,186
Current liabilities
Taxes (Note G)	3,301	2,839
Short-term debt (Notes I&P)	7,183	8,797
Accounts payable	4,908	4,896
Compensation and benefits	3,440	3,406
Deferred income	12,833	12,026
Operating lease liabilities (Note M)	1,357	1,380
Other accrued expenses and liabilities	6,847	4,357
Total current liabilities	39,869	37,701
Long-term debt (Notes I&P)	54,355	54,102
Retirement and nonpension postretirement benefit obligations (Note V)	18,248	17,142
Deferred income	4,301	3,851
Operating lease liabilities (Note M)	3,574	3,879
Other liabilities (Note Q)	14,897	14,526
Total liabilities	135,244	131,202
Commitments and Contingencies (Note R)
IBM stockholders' equity
Common stock, par value $.20 per share, and additional paid-in capital Shares authorized: 4,687,500,000 Shares issued (2020- 2,242,969,004; 2019-2,237,996,975)	56,556	55,895
Retained earnings	162,717	162,954
Treasury stock, at cost (shares: 2020-1,350,315,580; 2019-1,350,886,521)	(169,339)	(169,413)
Accumulated other comprehensive income/(loss)	(29,337)	(28,597)
Total IBM stockholders' equity	20,597	20,841
Noncontrolling interests (Note A)	129	144
Total equity	20,727	20,985
Total liabilities and equity	$ 155,971	$ 152,186